UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end:  December 31, 2010

Date of reporting period:  June 30, 2010

Item 1. Report to Stockholders.

2010

Semi-Annual Report

AL FRANK FUND

AL FRANK DIVIDEND VALUE FUND

Al Frank Fund
Al Frank Dividend Value Fund

SEMI-ANNUAL REPORT
June 30, 2010

Al Frank Funds
32392 Coast Highway, Suite 260
Laguna Beach, CA 92651
Shareholder Services 888.263.6443
alfrankfunds.com

Al Frank Asset Management
32392 Coast Highway, Suite 260, Laguna Beach, CA 92651
alfrankfunds.com

Dear Shareholders:

Though the equity markets have enjoyed a handsome rally (as of this writing) since the end of the second quarter, with year-to-date performance figures improving considerably, the mid-year numbers for both of our Funds were nothing to write home about. That being said, the -5.77% return for The Al Frank Fund (VALUX) and the -6.21% return for the Al Frank Dividend Value Fund (VALDX) were in line with the -6.05% total return for our benchmark Russell 3000® Index. After the strong rebound off of the March 2009 lows, it is not a great surprise that we finally had the long overdue correction in the equity markets.

We are well aware that shareholders pay a great deal of attention to short-term performance comparisons, but we offer the friendly reminder that we are managing both of our Funds with an eye toward maximizing returns over the long term. In that regard, keeping in mind that past performance is no guarantee of future performance, we are very pleased that VALUX has enjoyed an annualized rate of return of 8.63% since its inception January 2, 1998, compared to a 2.60% annualized return on the Russell 3000 Index. For its part, VALDX has seen a 0.93% annualized rate of return since its inception September 30, 2004, modestly below the 1.27% annualized return on the Russell 3000 over the same time span.

Looking at the big picture, the first half of 2010 was characterized by major disasters, both natural and man-made. We had two major earthquakes (Haiti & Chile), the volcanic eruption in Iceland, the oil spill in the Gulf of Mexico and the Greek (and other European country) debt default fears. Stocks generally rallied in Q1 as economic growth was relatively robust, but just when many investors finally got up the courage to move money back into equities (overall domestic mutual fund flows turned positive in mid-April), a downturn ensued  that carried the major market averages down more than 15%.

While the magnitude of the pullback was more or less normal, the accompanying drama was hardly uneventful as the European Union unveiled a €750 billion bailout plan to address the sovereign debt crisis of some of its members and the Dow Jones Industrial Average temporarily lost nearly 1,000 points on May 6 in the ‘Flash Crash’. And since then, Q2 figures on jobs, housing, consumer confidence and manufacturing strength were disappointing, raising fears of a double-dip recession.

Al Frank Fund – Investor Class

COMPOUND ANNUAL TOTAL RETURNS AS OF 6.30.10
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds may be lower or higher than the performance quoted. Performance data to the most recent month end may be obtained by visiting alfrankfunds.com. The Funds impose a 2% redemption fee on shares held for 60 days or less. Performance data does not reflect redemption fee. Had the fee been included, returns would be lower.

	VALUX	Russell 3000®
1 year	17.41%	15.72%
3 years	-12.62%	-9.47%
5 years	-2.06%	-0.48%
10 years	5.70%	-0.92%
Since 1.2.98 inception	8.63%	2.60%

The Fund’s operating expenses are 1.67%.  However, the advisor has contractually agreed to cap its expenses at 1.49% through at least April 30, 2011. This arrangement can only be terminated by the Board of Trustees.

GROWTH OF
A HYPOTHETICAL $10,000
INVESTMENT
SINCE INCEPTION

Actual performance of investors will vary depending on the timing of their investments in the Fund. Hypothetical investment assumes the reinvestment of dividends and capital gains but does not reflect the effect of any applicable sales charge or redemption fees. This chart does not imply any future performance.

Al Frank Dividend Value Fund – Investor Class

COMPOUND ANNUAL TOTAL RETURNS AS OF 6.30.10
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds may be lower or higher than the performance quoted. Performance data to the most recent month end may be obtained by visiting alfrankfunds.com. The Funds impose a 2% redemption fee on shares held for 60 days or less. Performance data does not reflect redemption fee. Had the fee been included, returns would be lower.

	VALDX	Russell 3000®
1 year	13.93%	15.72%
3 years	-11.23%	-9.47%
5 years	-1.59%	-0.48%
Since 9.30.04 inception	0.93%	1.27%

The Fund’s operating expenses are 2.51% gross/1.99% net.  However, the advisor has contractually agreed to cap its expenses at 1.98% through at least April 30, 2011. This arrangement can only be terminated by the Board of Trustees.

GROWTH OF
A HYPOTHETICAL $10,000
INVESTMENT
SINCE INCEPTION

Actual performance of investors will vary depending on the timing of their investments in the Fund. Hypothetical investment assumes the reinvestment of dividends and capital gains but does not reflect the effect of any applicable sales charge or redemption fees. This chart does not imply any future performance.

*****

We know that the headwinds that face the economy will not easily be alleviated, especially as there are also massive budget deficits and looming tax increases with which to contend, in addition to high unemployment, weak consumer spending and a battered housing market. Nevertheless, double-dip worries eased somewhat in July, a month that saw the Russell 3000 Index post a 6.9% return, the 13th time it has been in the black in the past 17 months.

Still, investors are hardly optimistic on the near-term prospects for the stock market as evidenced by the weekly AAII investor sentiment on July 8 coming in at the most bearish reading since March 2009. This was the 10th ‘worst’ reading in the measure’s 23-year history and on par with levels seen in October 1990 and February 2003, both generally favorable periods for investors to be buying stocks. On the other end of the spectrum, August 1987 and January 2000 (two distinct market peaks) saw extreme levels of bullishness just before big stock market downturns. This gauge has hardly been foolproof, of course, but we’d rather a ‘bearish’ bias than one that is ‘bullish’.

A contrarian positive was also seen on the low consumer confidence number as history shows that weak Michigan sentiment numbers (data begins in 1952) have generally coincided with favorable times for long-term oriented investors to be adding to their equity holdings. Various periods in 1974, 1975, 1980, 1982, 1990, 2008 and 2009 witnessed readings below the current 67.8, though these days we live in a 24/7 media world that can cause big swings in confidence.

Of course, for those nervous about the economic climate, it’s very important to understand that July forecasts from The Wall Street Journal poll of economists, Blue Chip Economic Indicators, the International Monetary Fund (IMF), the National Association for Business Economics (NABE), industrial giant Caterpillar and the Federal Reserve were all calling for U.S. economic growth of 2% to 3% this year. Certainly, we realize that there are many with a more pessimistic view, but looking to 2011, Ben Bernanke and his fellow Fed governors are still expecting 3.5% to 4.5% Gross Domestic Product (GDP) growth.

We think that modest overall economic growth, productivity and market share gains, as well as overseas sales are likely to keep corporate profits elevated. S&P now forecasts respective operating earnings of more than $80 and more than $90 for 2010 and 2011 for the S&P 500® Index, putting the P/E ratio in the 14 range for this year and the 12 range for next year, metrics that are below the level at which the benchmark has traded over the past three decades.

Interest rates also remain at microscopic levels with a sub-3% 10-year Treasury yield and a less-than-60 basis point 2-year treasury yield. Despite the anemic yields, money has been pouring into bond mutual funds this year as investors have grown tired of near-zero returns on money-market mutual funds, but we think some of these dollars will eventually flow toward larger-cap, bluer-chip dividend-payers if risk aversion modestly abates.

And because large caps lagged performance-wise during the ‘Lost Decade’ and are trailing again this year, their valuations have become even more compelling relative to small- and mid-caps. In addition, they offer greater trading liquidity, they generally have more stable business models and they are more likely to pay a dividend, all advantages in our view in the current environment characterized by ‘unusual uncertainty.’

*****

Al Frank Fund

TOP FIFTEEN HOLDINGS AND SECTOR COMPOSITION
	Name	% Net Assets	Sector	% Net Assets
1	Occidental Petroleum	1.2%	Electronic Technology	19.7%
2	McKesson	1.2%	Finance	10.5%
3	LMI Aerospace	1.1%	Energy Minerals	8.2%
4	Walt Disney	1.1%	Health Technology	6.4%
5	Apple	1.1%	Consumer Durables	5.3%
6	Marathon Oil	1.1%	Producer Manufacturing	5.1%
7	Mattel	1.1%	Retail Trade	5.0%
8	Diamond Offshore Drilling	1.1%	Transportation	4.9%
9	Hasbro	1.0%	Process Industries	4.5%
10	Harbin Electric	1.0%	Technology Services	4.0%
11	Olin	1.0%	Industrial Services	3.5%
12	CSX	1.0%	Consumer Non-Durables	3.3%
13	Archer-Daniels-Midland	1.0%	Other	13.5%
14	Unum Group	1.0%	Securities Lending Collateral	5.9%
15	LAM Research Group	1.0%	Short-Term Investments	6.8%

As of June 30, 2010. Top fifteen holdings and sector composition are subject to change. SOURCE: Al Frank.

Fund holdings are subject to change and are not recommendations to buy or sell any security.

COMPOSITION
OF FUND BY MARKET
CAPITALIZATION

Market capitalization is subject
to change.

SOURCE: Al Frank using FactSet Research Systems

Al Frank Dividend Value Fund

TOP FIFTEEN HOLDINGS AND SECTOR COMPOSITION
	Name	% Net Assets	Sector	% Net Assets
1	Marathon Oil	1.3%	Electronic Technology	12.6%
2	McKesson	1.3%	Finance	11.4%
3	Cummins	1.2%	Energy Minerals	8.4%
4	Verizon Communications	1.2%	Consumer Non-Durables	7.6%
5	Eaton	1.1%	Producer Manufacturing	7.2%
6	Tata Motors	1.1%	Retail Trade	5.8%
7	Mattel	1.1%	Health Technology	5.7%
8	Travelers Companies	1.0%	Transportation	5.4%
9	Nike	1.0%	Consumer Services	5.3%
10	International Business Machines	1.0%	Technology Services	4.9%
11	American Financial Group	1.0%	Consumer Durables	4.8%
12	CSX	1.0%	Non-Energy Minerals	3.5%
13	McDonalds	1.0%	Industrial Services	3.2%
14	Genuine Parts	1.0%	Other	8.8%
15	Walt Disney	1.0%	Short-Term Investments	5.5%

As of June 30, 2010. Top fifteen holdings and sector composition are subject to change. SOURCE: Al Frank.

Fund holdings are subject to change and are not recommendations to buy or sell any security.

COMPOSITION
OF FUND BY MARKET
CAPITALIZATION

Market capitalization is subject
to change.

SOURCE: Al Frank using FactSet Research Systems

It is important to note that both of our Funds are broadly diversified with exposure across nearly all market sectors. A glance at our top holdings, however, illustrates our shift toward larger-cap stocks, as Occidental Petroleum and Marathon Oil are the largest weights in VALUX and VALDX, respectively, with only a couple of small- and mid-cap stocks represented, such as LMI Aerospace, Mattel and Harbin Electric.

Don’t forget, though, that we remain very much an all-cap manager, as the accompanying pie charts will attest. Remember that we are equal opportunity stock pickers, buying undervalued stocks no matter how they might be classified. In fact, we have significant exposure in both Funds to the Electronic Technology sector, a testament to our willingness to go where the bargains are, even as many value-oriented funds might do their shopping elsewhere.

Looking at performance attribution in the first half of 2010, VALUX benefitted from relatively better stock selection within Energy Minerals and Producer Manufacturing, while also realizing relatively better returns from an underweight position and relatively better stock selection in the Technology Services space. An overweight position and relative underperformance in Non-Energy Minerals as well as relatively poor stock selection in Consumer Services and Retail Trade hurt performance. Taking a look at market caps, stronger selection among Giant Caps ($50 billion and up) and an overweight position and relatively better stock selection within Micro Caps ($0 to $300 million) lifted VALUX’s relative performance when compared to the benchmark, while an overweight position and poor selection in Mid Caps ($2 billion to $10 billion) as well as an underweight position in Large Caps ($10 billion to $50 billion) negatively impacted returns.

VALDX benefitted in the first half of 2010 from relatively better stock selection within the Producer Manufacturing and Process Industries sectors, while also realizing relatively better returns from an underweight position in Technology Services. Relatively poor stock selection in Health Technology, Consumer Services and Retail Trade hurt performance. In terms of market caps, better selection amongst Large Cap names and Micro Cap names, as well as an overweight in the Micro Cap space, lifted relative performance. Relatively weak stock selection and a slight overweight in Mid Caps negatively impacted performance.

*****

We constantly strive to educate our shareholders and prospective shareholders about our approach and the merits of thinking long term. While many are already receiving our philosophical musings via their subscriptions to The Prudent Speculator, we encourage those who are not subscribers to e-mail us at info@alfrank.com for additional information and to sign up for our free electronic offerings.

All of us at Al Frank Asset Management thank you for your continued loyalty and patronage. We appreciate the faith you have shown in us and I continue to invest my own money right alongside our shareholders in both of our Funds. No doubt, the markets will be volatile, but history has shown that periods of great uncertainty have often proven to be among the best times for long-term-oriented investors to be adding to their equity exposure.

Sincerely,

John Buckingham

Opinions expressed are those of John Buckingham, which are subject to change and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Past performance is not a guarantee of future results.

This material must be preceded or accompanied by a prospectus. Read it carefully before investing.

Mutual fund investing involves risk. Principal loss is possible. Investing in securities of small- and medium-capitalization companies will involve greater price volatility and more limited liquidity than large-capitalization companies.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of fund holdings, please refer to the Schedule of Investments included in this report.

Diversification does not assure a profit nor protect against loss in a declining market.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies. It is constructed to provide a comprehensive, unbiased, and stable barometer of the broad market and is reconstituted annually to ensure new and growing equities are reflected.

The Dow Jones Industrial Average is an unmanaged index of common stocks comprised of major industrial companies and assumes reinvestment of dividends. The S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. You cannot invest directly in an index.

Earnings per share (EPS) is calculated by taking the total earnings divided by the number of shares outstanding. A basis point equals 0.01%.

Earnings Growth is a measure of growth in a company’s net income over a specific period, often one year.

Earnings growth for a Fund holding does not guarantee a corresponding increase in the market value of the holding or the Fund.

The Al Frank Funds are distributed by Quasar Distributors, LLC.

Al Frank Funds

EXPENSE EXAMPLE at June 30, 2010 (Unaudited)

Generally, shareholders of mutual funds incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested in both the Investor Class and the Advisor Class at the beginning of the period and held for the entire period (1/1/10– 6/30/10).

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses, with actual net expenses being limited to 1.49% and 1.24% per the advisory agreement for the Al Frank Fund Investor Class and Advisor Class, respectively, and 1.98% and 1.73% for the Al Frank Dividend Value Fund Investor Class and Advisor Class, respectively. Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. The example below includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your transaction costs would have been higher.

Al Frank Fund – Investor Class

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/10	6/30/10	1/1/10 – 6/30/10*
Actual	$1,000.00	$ 942.30	$7.18
Hypothetical (5% return before expenses)	$1,000.00	$1,017.41	$7.45

*
Expenses are equal to the Fund’s annualized expense ratio of 1.49%, multiplied by the average account value over the period, multiplied by 181 (days in most recent fiscal half-year) divided by 365 days to reflect the one-half year expense.

Al Frank Fund – Advisor Class

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/10	6/30/10	1/1/10 – 6/30/10*
Actual	$1,000.00	$ 943.30	$5.97
Hypothetical (5% return before expenses)	$1,000.00	$1,018.65	$6.21

*
Expenses are equal to the Fund’s annualized expense ratio of 1.24%, multiplied by the average account value over the period, multiplied by 181 (days in most recent fiscal half-year) divided by 365 days to reflect the one-half year expense.

Al Frank Funds

EXPENSE EXAMPLE at June 30, 2010 (Unaudited), Continued

Al Frank Dividend Value Fund – Investor Class

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/10	6/30/10	1/1/10 – 6/30/10*
Actual	$1,000.00	$ 937.90	$9.51
Hypothetical (5% return before expenses)	$1,000.00	$1,014.98	$9.89

*
Expenses are equal to the Fund’s annualized expense ratio of 1.98%, multiplied by the average account value over the period, multiplied by 181 (days in most recent fiscal half-year) divided by 365 days to reflect the one-half year expense.

Al Frank Dividend Value Fund – Advisor Class

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/10	6/30/10	1/1/10 – 6/30/10*
Actual	$1,000.00	$ 938.70	$8.32
Hypothetical (5% return before expenses)	$1,000.00	$1,016.22	$8.65

*
Expenses are equal to the Fund’s annualized expense ratio of 1.73%, multiplied by the average account value over the period, multiplied by 181 (days in most recent fiscal half-year) divided by 365 days to reflect the one-half year expense.

Al Frank Funds

SECTOR ALLOCATION OF PORTFOLIO ASSETS at June 30, 2010 (Unaudited)

Al Frank Fund

at June 30, 2010

Al Frank Dividend Value Fund

at June 30, 2010

Percentages represent market value as a percentage of total investments.

Al Frank Fund

SCHEDULE OF INVESTMENTS at June 30, 2010 (Unaudited)

Shares	COMMON STOCKS: 93.96%	Value
	COMMERCIAL SERVICES: 0.48%
	Advertising/Marketing Services: 0.48%
45,000	Valueclick, Inc. (a)	$481,050
	Total Commercial Services (Cost $83,538)	481,050

	COMMUNICATIONS: 0.70%
	Major Telecommunications: 0.70%
25,000	Verizon Communications, Inc.	700,500
	Total Communications (Cost $792,267)	700,500

	CONSUMER DURABLES: 5.28%
	Automotive Aftermarket: 0.75%
23,000	Cooper Tire & Rubber Co.	448,500
30,000	Goodyear Tire & Rubber Co. (a)	298,200
		746,700
	Electronics/Appliances: 0.75%
10,000	Helen of Troy Ltd. (a) (b)	220,600
6,000	Whirlpool Corp.	526,920
		747,520
	Homebuilding: 1.21%
43,000	D.R. Horton, Inc.	422,690
12,000	M.D.C. Holdings, Inc.	323,400
28,000	Toll Brothers, Inc. (a)	458,080
		1,204,170
	Recreational Products: 2.57%
45,000	Activision Blizzard, Inc.	472,050
25,000	Hasbro, Inc.	1,027,500
50,000	Mattel, Inc.	1,058,000
		2,557,550
	Total Consumer Durables (Cost $4,810,357)	5,255,940

	CONSUMER NON-DURABLES: 3.30%
	Apparel/Footwear: 0.59%
40,000	Delta Apparel, Inc. (a) (c)	584,000

	Beverages: Non-Alcoholic: 0.81%
16,000	Coca-Cola Co.	801,920

	Food: Major Diversified: 0.56%
20,000	Kraft Foods, Inc. – Class A	560,000

	Tobacco: 1.34%
30,000	Altria Group, Inc.	601,200
16,000	Philip Morris International Inc.	733,440
		1,334,640
	Total Consumer Non-Durables (Cost $2,592,735)	3,280,560

	CONSUMER SERVICES: 3.22%
	Casinos/Gaming: 0.47%
30,000	International Game Technology	471,000

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

SCHEDULE OF INVESTMENTS at June 30, 2010 (Unaudited), Continued

Shares		Value
	Hotels/Resorts/Cruiselines: 0.37%
12,000	Carnival Corp. (b)	$362,880

	Media Conglomerates: 1.14%
36,000	Walt Disney Co.	1,134,000

	Other Consumer Services: 0.63%
40,000	H & R Block, Inc.	627,600

	Restaurants: 0.61%
25,000	Starbucks Corp.	607,500
	Total Consumer Services (Cost $3,285,262)	3,202,980

	DISTRIBUTION SERVICES: 2.94%
	Electronics Distributors: 1.73%
30,000	Avnet, Inc. (a)	723,300
84,000	Brightpoint, Inc. (a)	588,000
45,000	Wayside Technology Group, Inc. (c)	408,150
		1,719,450
	Medical Distributors: 1.21%
18,000	McKesson Corp.	1,208,880
	Total Distribution Services (Cost $2,123,937)	2,928,330

	ELECTRONIC TECHNOLOGY: 19.72%
	Aerospace & Defense: 4.66%
5,000	American Science and Engineering, Inc.	381,050
22,500	BE Aerospace, Inc. (a)	572,175
40,000	Ducommun, Inc.	684,000
7,000	General Dynamics Corp.	409,920
72,000	LMI Aerospace, Inc. (a)	1,135,440
11,000	Lockheed Martin Corp.	819,500
13,000	Raytheon Co.	629,070
		4,631,155
	Computer Communications: 0.86%
17,000	Cisco Systems, Inc. (a)	362,270
60,000	Digi International, Inc. (a)	496,200
		858,470
	Computer Peripherals: 1.25%
35,000	Seagate Technology (a) (b)	456,400
26,000	Western Digital Corp. (a)	784,160
		1,240,560
	Computer Processing Hardware: 2.01%
4,500	Apple Inc. (a)	1,131,885
20,000	Hewlett Packard Co.	865,600
		1,997,485
	Electronic Components: 1.62%
45,000	AVX Corp.	576,900
45,000	Corning, Inc.	726,750
40,000	Vishay Intertechnology, Inc. (a)	309,600
		1,613,250
	Electronic Equipment/Instruments: 1.57%
55,150	AU Optronics Corp. – ADR (c)	489,732
26,650	Cogent, Inc. (a)	240,116

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

SCHEDULE OF INVESTMENTS at June 30, 2010 (Unaudited), Continued

Shares		Value
	Electronic Equipment/Instruments (Continued)
30,000	Osi Systems, Inc. (a)	$833,100
		1,562,948
	Electronic Production Equipment: 1.97%
130,000	Aetrium, Inc. (a)	422,500
25,000	Lam Research Corp. (a)	951,500
35,976	Ultratech, Inc. (a)	585,330
		1,959,330
	Semiconductors: 4.83%
75,000	Ceva, Inc. (a) (c)	945,000
48,000	Diodes, Inc. (a)	761,760
45,000	Integrated Device Technology, Inc. (a)	222,750
35,000	Intel Corp.	680,750
35,000	National Semiconductor Corp.	471,100
70,000	Pericom Semiconductor Corp. (a)	672,000
57,504	Taiwan Semiconductor Manufacturing Company Ltd. – ADR	561,239
80,000	TriQuint Semiconductor, Inc. (a)	488,800
		4,803,399
	Telecommunications Equipment: 0.95%
107,668	Clearfield, Inc. (a) (c)	276,707
105,000	Tellabs, Inc.	670,950
		947,657
	Total Electronic Technology (Cost $14,252,666)	19,614,254

	ENERGY MINERALS: 8.22%
	Integrated Oil: 3.43%
11,000	Chevron Corp.	746,460
15,000	Exxon Mobil Corp.	856,050
36,000	Marathon Oil Corp.	1,119,240
20,000	Petroleo Brasileiro S.A. – ADR	686,400
		3,408,150
	Oil & Gas Production: 4.79%
18,000	Anadarko Petroleum Corp.	649,620
10,000	Apache Corp.	841,900
39,500	Chesapeake Energy Corp.	827,525
9,000	Devon Energy Corp.	548,280
11,000	Noble Energy, Inc.	663,630
16,000	Occidental Petroleum Corp.	1,234,400
		4,765,355
	Total Energy Minerals (Cost $6,208,921)	8,173,505

	FINANCE: 10.52%
	Financial Conglomerates: 1.61%
23,200	JPMorgan Chase & Co.	849,352
14,000	Prudential Financial, Inc.	751,240
		1,600,592
	Investment Banks/Brokers: 1.08%
20,000	Ameriprise Financial, Inc.	722,600
20,000	NASDAQ OMX Group, Inc. (a)	355,600
		1,078,200
	Life/Health Insurance: 1.55%
15,000	Metlife, Inc.	566,400

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

SCHEDULE OF INVESTMENTS at June 30, 2010 (Unaudited), Continued

Shares		Value
	Life/Health Insurance (Continued)
45,000	Unum Group	$976,500
		1,542,900
	Major Banks: 2.35%
20,000	Bank of America Corp.	287,400
20,000	Bank of New York Mellon Corp.	493,800
30,000	BB&T Corp.	789,300
30,000	Wells Fargo & Co.	768,000
		2,338,500
	Property/Casualty Insurance: 1.91%
15,000	Endurance Specialty Holdings Ltd. (b)	562,950
37,000	Old Republic International Corp.	448,810
18,000	Travelers Companies, Inc.	886,500
		1,898,260
	Real Estate Investment Trusts: 1.27%
55,000	BioMed Realty Trust, Inc.	884,950
60,000	HRPT Properties Trust	372,600
		1,257,550
	Regional Banks: 0.75%
45,000	TCF Financial Corp. (c)	747,450
	Total Finance (Cost $8,885,058)	10,463,452

	HEALTH SERVICES: 2.83%
	Hospital/Nursing Management: 0.58%
60,000	Res-Care, Inc. (a)	579,600

	Managed Health Care: 1.55%
26,000	Aetna, Inc.	685,880
30,000	Unitedhealth Group, Inc.	852,000
		1,537,880
	Services to the Health Industry: 0.70%
151,100	Healthstream, Inc. (a)	695,060
	Total Health Services (Cost $1,738,221)	2,812,540

	HEALTH TECHNOLOGY: 6.38%
	Biotechnology: 0.66%
13,000	Genzyme Corp. (a)	660,010

	Medical Specialties: 2.88%
18,000	Baxter International, Inc.	731,520
19,000	Covidien PLC (b)	763,420
50,000	Palomar Medical Technologies, Inc. (a)	559,500
65,000	Vascular Solutions, Inc. (a)	812,500
		2,866,940
	Pharmaceuticals: Major: 2.53%
17,500	Abbott Laboratories	818,650
30,000	Bristol-Myers Squibb Co.	748,200
16,000	Johnson & Johnson	944,960
		2,511,810
	Pharmaceuticals: Other: 0.31%
40,000	King Pharmaceuticals, Inc. (a)	303,600
	Total Health Technology (Cost $5,792,411)	6,342,360

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

SCHEDULE OF INVESTMENTS at June 30, 2010 (Unaudited), Continued

Shares		Value
	INDUSTRIAL SERVICES: 3.49%
	Contract Drilling: 2.09%
17,000	Diamond Offshore Drilling, Inc. (c)	$1,057,230
33,000	Nabors Industries Ltd. (a) (b)	581,460
20,000	Rowan Companies, Inc. (a)	438,800
		2,077,490
	Engineering & Construction: 0.27%
16,000	Tutor Perini Corp. (a)	263,680

	Environmental Services: 0.32%
22,000	US Ecology, Inc.	320,540

	Oilfield Services/Equipment: 0.81%
18,000	Oceaneering International, Inc. (a)	808,200
	Total Industrial Services (Cost $3,344,030)	3,469,910

	NON-ENERGY MINERALS: 2.74%
	Construction Materials: 0.39%
287,000	Smith Midland Corp. (a) (e)	390,320

	Other Metals/Minerals: 0.94%
15,000	BHP Billiton Ltd. – ADR (c)	929,850

	Precious Metals: 1.41%
10,720	Freeport-McMoRan Copper & Gold, Inc.	633,873
75,000	Yamana Gold, Inc. (b)	772,500
		1,406,373
	Total Non-Energy Minerals (Cost $2,088,123)	2,726,543

	PROCESS INDUSTRIES: 4.53%
	Agricultural Commodities/Milling: 1.74%
38,000	Archer-Daniels-Midland Co.	981,160
100,000	Darling International, Inc. (a)	751,000
		1,732,160
	Chemicals: Agricultural: 0.79%
20,000	Mosaic Co.	779,600

	Chemicals: Major Diversified: 0.52%
15,000	E.I. Du Pont de Nemours and Co.	518,850

	Chemicals: Specialty: 0.48%
20,000	OM Group, Inc. (a)	477,200

	Industrial Specialties: 1.00%
55,000	Olin Corp.	994,950
	Total Process Industries (Cost $3,192,273)	4,502,760

	PRODUCER MANUFACTURING: 5.12%
	Electrical Products: 1.00%
60,000	Harbin Electric, Inc. (a) (c)	999,000

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

SCHEDULE OF INVESTMENTS at June 30, 2010 (Unaudited), Continued

Shares		Value
	Industrial Machinery: 0.92%
14,000	Eaton Corp.	$916,160

	Trucks/Construction/Farm Machinery: 3.20%
7,700	Joy Global, Inc.	385,693
45,000	Manitowoc Company, Inc.	411,300
10,000	Navistar International Corp. (a)	492,000
50,000	Tata Motors Ltd. – ADR (c)	859,500
15,000	Terex Corp. (a)	281,100
75,000	Titan International, Inc.	747,750
		3,177,343
	Total Producer Manufacturing (Cost $4,449,425)	5,092,503

	RETAIL TRADE: 5.00%
	Apparel/Footwear Retail: 1.41%
65,000	American Eagle Outfitters, Inc.	763,750
20,000	Nordstrom, Inc.	643,800
		1,407,550
	Department Stores: 0.52%
24,000	J.C. Penney Company, Inc.	515,520

	Discount Stores: 0.63%
13,000	Wal-Mart Stores, Inc.	624,910

	Drugstore Chains: 0.80%
30,000	Walgreen Co.	801,000

	Food Retail: 0.33%
30,000	Supervalu, Inc.	325,200

	Home Improvement Chains: 0.71%
25,000	Home Depot, Inc.	701,750

	Specialty Stores: 0.60%
24,000	Williams-Sonoma, Inc.	595,680
	Total Retail Trade (Cost $4,475,241)	4,971,610

	TECHNOLOGY SERVICES: 4.03%
	Information Technology Services: 0.87%
7,000	International Business Machines Corp.	864,360

	Internet Software/Services: 0.41%
70,000	United Online, Inc.	403,200

	Packaged Software: 2.75%
150,500	American Software, Inc. – Class A	695,310
100,000	Compuware Corp. (a)	798,000
30,000	Microsoft Corp.	690,300
40,000	Symantec Corp. (a)	555,200
		2,738,810
	Total Technology Services (Cost $3,807,191)	4,006,370

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

SCHEDULE OF INVESTMENTS at June 30, 2010 (Unaudited), Continued

Shares		Value
	TRANSPORTATION: 4.85%
	Airlines: 0.26%
22,000	Air France – ADR (a)	$264,440

	Marine Shipping: 1.65%
20,000	Nordic American Tanker Shipping Ltd. (b) (c)	561,800
15,000	Tidewater, Inc.	580,800
35,000	Tsakos Energy Navigation Ltd. (b)	495,950
		1,638,550
	Railroads: 2.63%
20,000	CSX Corp.	992,600
17,500	Norfolk Southern Corp.	928,375
10,000	Union Pacific Corp.	695,100
		2,616,075
	Trucking: 0.31%
15,000	Arkansas Best Corp.	311,250
	Total Transportation (Cost $3,020,472)	4,830,315

	UTILITIES: 0.61%
	Electric Utilities: 0.61%
19,000	Edison International	602,680
	Total Utilities (Cost $543,412)	602,680
	Total Common Stocks (Cost $75,485,539)	93,458,162

	SHORT-TERM INVESTMENTS: 6.76%
	Money Market Funds: 6.76%
2,010,784	AIM STIT-Liquid Assets Portfolio, Institutional Class, 0.19% (d)	2,010,784
4,718,027	AIM STIT-STIC Prime Portfolio, Institutional Class, 0.11% (d)	4,718,027
	Total Short-Term Investments (Cost $6,728,811)	6,728,811

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL: 5.88%
5,849,619	AIM STIT-STIC Prime Portfolio, Institutional Class, 0.11% (d) (Cost $5,849,619)	5,849,619

	Total Investments (Cost $88,063,969): 106.60%	106,036,592
	Liabilities in Excess of Other Assets: (6.60)%	(6,569,320)
	Total Net Assets: 100.00%	$99,467,272

ADR – American Depositary Receipt
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer.
(c)	All or a portion of this security is on loan. Total loaned securities had a market value of $5,751,897 at June 30, 2010. See Note 9 in Notes to Financial Statements.
(d)	Rate shown is the 7-day yield as of June 30, 2010.
(e)	Affiliated Company; the Fund owns 5% or more of the outstanding voting securities of the issuer. See Note 5 in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

SCHEDULE OF INVESTMENTS at June 30, 2010 (Unaudited)

Shares	COMMON STOCKS: 94.52%	Value
	COMMUNICATIONS: 1.16%
	Major Telecommunications: 1.16%
6,700	Verizon Communications, Inc.	$187,734
	Total Communications (Cost $204,810)	187,734

	CONSUMER DURABLES: 4.78%
	Automotive Aftermarket: 0.66%
5,500	Cooper Tire & Rubber Co.	107,250

	Homebuilding: 0.95%
4,400	D.R. Horton, Inc.	43,252
4,100	M.D.C. Holdings, Inc.	110,495
		153,747
	Motor Vehicles: 0.60%
1,400	Toyota Motor Corp. – ADR	95,998

	Other Consumer Specialties: 0.61%
2,500	Fortune Brands, Inc.	97,950

	Recreational Products: 1.96%
14,000	Activision Blizzard, Inc.	146,860
8,000	Mattel, Inc.	169,280
		316,140
	Total Consumer Durables (Cost $952,063)	771,085

	CONSUMER NON-DURABLES: 7.61%
	Apparel/Footwear: 1.80%
2,400	Nike, Inc. – Class B	162,120
1,800	VF Corp.	128,124
		290,244
	Beverages: Non-Alcoholic: 0.93%
3,000	Coca-Cola Co.	150,360

	Food: Major Diversified: 0.87%
5,000	Kraft Foods, Inc. – Class A	140,000

	Food: Meat/Fish/Dairy: 0.92%
9,000	Tyson Foods, Inc. – Class A	147,510

	Household/Personal Care: 1.37%
1,700	Colgate-Palmolive Co.	133,892
1,460	Procter & Gamble Co.	87,571
		221,463
	Tobacco: 1.72%
7,000	Altria Group, Inc.	140,280
2,975	Philip Morris International Inc.	136,374
		276,654
	Total Consumer Non-Durables (Cost $989,028)	1,226,231

	CONSUMER SERVICES: 5.30%
	Cable/Satellite TV: 0.97%
9,000	Comcast Corp.	156,330

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

SCHEDULE OF INVESTMENTS at June 30, 2010 (Unaudited), Continued

Shares		Value
	Casinos/Gaming: 0.97%
10,000	International Game Technology	$157,000

	Media Conglomerates: 0.98%
5,000	Walt Disney Co.	157,500

	Movies/Entertainment: 0.91%
9,400	World Wrestling Entertainment, Inc. – Class A	146,264

	Other Consumer Services: 0.49%
5,000	H & R Block, Inc.	78,450

	Restaurants: 0.98%
2,400	McDonald’s Corp.	158,088
	Total Consumer Services (Cost $827,069)	853,632

	DISTRIBUTION SERVICES: 2.74%
	Electronics Distributors: 0.51%
9,000	Wayside Technology Group, Inc.	81,630

	Medical Distributors: 1.25%
3,000	McKesson Corp.	201,480

	Wholesale Distributors: 0.98%
4,000	Genuine Parts Co.	157,800
	Total Distribution Services (Cost $362,001)	440,910

	ELECTRONIC TECHNOLOGY: 12.59%
	Aerospace & Defense: 3.57%
1,925	American Science and Engineering, Inc.	146,704
6,900	Applied Signal Technology, Inc.	135,585
2,300	Boeing Co.	144,325
2,000	Lockheed Martin Corp.	149,000
		575,614
	Computer Processing Hardware: 0.94%
3,500	Hewlett Packard Co.	151,480

	Electronic Components: 1.14%
9,700	AVX Corp.	124,354
4,400	Jabil Circuit, Inc.	58,520
		182,874
	Electronic Equipment/Instruments: 0.67%
12,135	AU Optronics Corp. – ADR	107,759

	Semiconductors: 4.38%
3,200	Analog Devices, Inc.	89,152
7,100	Intel Corp.	138,095
5,600	Microchip Technology, Inc.	155,344
7,100	National Semiconductor Corp.	95,566
10,976	Taiwan Semiconductor Manufacturing Company Ltd. – ADR	107,126
5,200	Texas Instruments, Inc.	121,056
		706,339

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

SCHEDULE OF INVESTMENTS at June 30, 2010 (Unaudited), Continued

Shares		Value
	Telecommunications Equipment: 1.89%
5,500	ADTRAN, Inc.	$149,985
14,000	Telefonaktiebolaget LM Ericsson – ADR	154,280
		304,265
	Total Electronic Technology (Cost $1,871,526)	2,028,331

	ENERGY MINERALS: 8.42%
	Integrated Oil: 5.22%
2,200	Chevron Corp.	149,292
2,400	Exxon Mobil Corp.	136,968
1,200	Hess Corp.	60,408
6,500	Marathon Oil Corp.	202,085
4,200	Petroleo Brasileiro S.A. – ADR	144,144
3,300	Total SA – ADR	147,312
		840,209
	Oil & Gas Production: 3.20%
1,400	Apache Corp.	117,866
6,000	Chesapeake Energy Corp.	125,700
2,000	Devon Energy Corp.	121,840
2,500	Noble Energy, Inc.	150,825
		516,231
	Total Energy Minerals (Cost $1,171,210)	1,356,440

	FINANCE: 11.39%
	Financial Conglomerates: 0.84%
3,700	JPMorgan Chase & Co.	135,457

	Investment Banks/Brokers: 1.23%
1,150	Goldman Sachs Group, Inc.	150,961
2,000	Morgan Stanley	46,420
		197,381
	Life/Health Insurance: 0.88%
6,500	Unum Group	141,050

	Major Banks: 2.19%
7,652	Bank of America Corp.	109,959
4,500	Bank of New York Mellon Corp.	111,105
5,000	BB&T Corp.	131,550
		352,614
	Property/Casualty Insurance: 4.62%
5,850	American Financial Group, Inc.	159,822
3,000	Chubb Corp.	150,030
3,300	Endurance Specialty Holdings Ltd. (a)	123,849
3,300	Travelers Companies, Inc.	162,525
5,625	W.R. Berkley Corp.	148,837
		745,063
	Real Estate Investment Trusts: 0.87%
5,800	LTC Properties, Inc.	140,766

	Savings Banks: 0.76%
10,000	Hudson City Bancorp, Inc.	122,400
	Total Finance (Cost $1,945,983)	1,834,731

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

SCHEDULE OF INVESTMENTS at June 30, 2010 (Unaudited), Continued

Shares		Value
	HEALTH TECHNOLOGY: 5.73%
	Medical Specialties: 2.54%
3,500	Baxter International, Inc.	$142,240
3,500	Covidien PLC (a)	140,630
3,500	Medtronic, Inc.	126,945
		409,815
	Pharmaceuticals: Major: 3.19%
2,800	Abbott Laboratories	130,984
5,990	Bristol-Myers Squibb Co.	149,390
1,900	Johnson & Johnson	112,214
2,500	Novartis AG – ADR	120,800
		513,388
	Total Health Technology (Cost $938,489)	923,203

	INDUSTRIAL SERVICES: 3.15%
	Contract Drilling: 0.89%
2,300	Diamond Offshore Drilling, Inc.	143,037

	Environmental Services: 1.35%
6,400	US Ecology, Inc.	93,248
4,000	Waste Management Inc.	125,160
		218,408
	Oil & Gas Pipelines: 0.91%
8,000	Williams Companies, Inc.	146,240
	Total Industrial Services (Cost $615,951)	507,685

	NON-ENERGY MINERALS: 3.50%
	Other Metals/Minerals: 0.96%
2,500	BHP Billiton Ltd. – ADR	154,975

	Precious Metals: 1.78%
2,400	Freeport-McMoRan Copper & Gold, Inc.	141,912
14,000	Yamana Gold, Inc. (a)	144,200
		286,112
	Steel: 0.76%
3,200	Nucor Corp.	122,496
	Total Non-Energy Minerals (Cost $468,472)	563,583

	PROCESS INDUSTRIES: 3.82%
	Agricultural Commodities/Milling: 0.72%
4,500	Archer-Daniels-Midland Co.	116,190

	Chemicals: Major Diversified: 0.86%
4,000	E.I. Du Pont de Nemours and Co.	138,360

	Chemicals: Specialty: 1.57%
22,000	Aceto Corp.	126,060
6,400	Methanex Corp. (a)	126,016
		252,076
	Industrial Specialties: 0.67%
6,000	Olin Corp.	108,540
	Total Process Industries (Cost $626,749)	615,166

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

SCHEDULE OF INVESTMENTS at June 30, 2010 (Unaudited), Continued

Shares		Value
	PRODUCER MANUFACTURING: 8.04%
	Industrial Conglomerates: 2.39%
1,900	3m Co.	$150,081
2,675	Ingersoll-Rand Company Ltd. – Class A (a)	92,261
2,200	United Technologies Corp.	142,802
		385,144
	Industrial Machinery: 1.10%
2,700	Eaton Corp.	176,688

	Metal Fabrication: 0.53%
7,334	Insteel Industries, Inc.	85,221

	Trucks/Construction/Farm Machinery: 4.02%
2,600	Caterpillar, Inc.	156,182
3,000	Cummins, Inc.	195,390
2,500	Joy Global, Inc.	125,225
10,000	Tata Motors Ltd. – ADR	171,900
		648,697
	Total Producer Manufacturing (Cost $161,744)	1,295,750

	RETAIL TRADE: 5.80%
	Apparel/Footwear Retail: 2.12%
9,000	American Eagle Outfitters, Inc.	105,750
5,500	Gap Inc.	107,030
4,000	Nordstrom, Inc.	128,760
		341,540
	Department Stores: 0.35%
2,600	J.C. Penney Company, Inc.	55,848

	Discount Stores: 0.90%
3,000	Wal-Mart Stores, Inc.	144,210

	Electronics/Appliances Stores: 0.63%
3,000	Best Buy Co., Inc.	101,580

	Food Retail: 0.67%
10,000	Supervalu, Inc.	108,400

	Home Improvement Chains: 0.61%
3,500	Home Depot, Inc.	98,245

	Specialty Stores: 0.52%
3,400	Williams-Sonoma, Inc.	84,388
	Total Retail Trade (Cost $1,055,482)	934,211

	TECHNOLOGY SERVICES: 3.96%
	Data Processing Services: 0.95%
3,800	Automatic Data Processing, Inc.	152,988

	Information Technology Services: 1.66%
23,000	American Software, Inc. – Class A	106,260
1,300	International Business Machines Corp.	160,524
		266,784

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

SCHEDULE OF INVESTMENTS at June 30, 2010 (Unaudited), Continued

Shares		Value
	Internet Software/Services: 0.64%
18,000	United Online, Inc.	$103,680

	Packaged Software: 0.71%
5,000	Microsoft Corp.	115,050
	Total Technology Services (Cost $695,748)	638,502

	TRANSPORTATION: 5.42%
	Air Freight/Couriers: 0.49%
1,400	United Parcel Service, Inc. – Class B	79,646

	Marine Shipping: 2.10%
19,000	Navios Maritime Holdings Inc. (a)	88,730
5,642	Ship Finance International Ltd. (a)	100,879
2,000	Tidewater, Inc.	77,440
5,000	Tsakos Energy Navigation Ltd. (a)	70,850
		337,899
	Railroads: 1.81%
3,200	CSX Corp.	158,816
2,500	Norfolk Southern Corp.	132,625
		291,441
	Trucking: 1.02%
3,500	Arkansas Best Corp.	72,625
2,800	J.B. Hunt Transport Services, Inc.	91,476
		164,101
	Total Transportation (Cost $799,641)	873,087

	UTILITIES: 1.11%
	Electric Utilities: 1.11%
5,000	Duke Energy Corp.	80,000
3,100	Edison International	98,332
	Total Utilities (Cost $197,038)	178,332
	Total Common Stocks (Cost $14,677,211)	15,228,613

	SHORT-TERM INVESTMENTS: 5.50%
	Money Market Funds: 5.50%
89,350	AIM STIT-Liquid Assets Portfolio, Institutional Class, 0.19% (b)	89,350
796,433	AIM STIT-STIC Prime Portfolio, Institutional Class, 0.11% (b)	796,433
	Total Short-Term Investments (Cost $885,783)	885,783

	Total Investments (Cost $15,562,994): 100.02%	16,114,396
	Liabilities in Excess of Other Assets: (0.02)%	(2,734)
	Net Assets: 100.00%	$16,111,662

ADR – American Depositary Receipt
(a)	U.S. traded security of a foreign issuer.
(b)	Rate shown is the 7-day yield as of June 30, 2010.

The accompanying notes are an integral part of these financial statements.

Al Frank Funds

STATEMENTS OF ASSETS AND LIABILITIES at June 30, 2010 (Unaudited)

		Al Frank
	Al Frank	Dividend
	Fund	Value Fund
ASSETS
Investments in securities, at value:
Non-affiliates (cost $87,810,043 and $15,562,994, respectively)1	$105,646,272	$16,114,396
Affiliates (cost $253,926 and $0, respectively)	390,320	—
Total investments in securities, at value
(cost $88,063,969 and $15,562,994, respectively)	106,036,592	16,114,396
Cash	3,750	1,855
Receivables:
Dividends and interest	103,595	22,808
Fund shares sold	6,617	300
Securities lending	12,198	—
Prepaid expenses	23,982	13,649
Total assets	106,186,734	16,153,008
LIABILITIES
Payables:
Collateral on securities loaned	5,849,619	—
Securities purchased	579,173	—
Fund shares redeemed	103,487	—
Due to advisor	67,397	8,699
Transfer agent fees and expenses	38,403	8,260
Distribution fees	20,819	3,345
Administration fees	13,917	1,208
Audit fees	13,340	9,769
Fund accounting fees	9,469	6,698
Custody fees	2,918	446
Chief Compliance Officer fee	1,133	806
Accrued expenses	19,787	2,115
Total liabilities	6,719,462	41,346
NET ASSETS	$99,467,272	$16,111,662
CALCULATION OF NET ASSET VALUE PER SHARE
Investor Class
Net assets applicable to shares outstanding	$95,058,850	$15,630,738
Shares issued and outstanding [unlimited number of shares (par value $0.01) authorized]	4,340,319	1,641,880
Net asset value, offering and redemption price per share	$21.90	$9.52
Advisor Class
Net assets applicable to shares outstanding	$4,408,422	$480,924
Shares issued and outstanding [unlimited number of shares (par value $0.01) authorized]	200,807	50,639
Net asset value, offering and redemption price per share	$21.95	$9.50
COMPONENTS OF NET ASSETS
Paid-in capital	$85,274,882	$17,744,136
Undistributed net investment income	147,938	53,279
Accumulated net realized loss on investments	(3,928,171)	(2,237,155)
Net unrealized appreciation on investments	17,972,623	551,402
Net assets	$99,467,272	$16,111,662
1 Includes loaned securities with a market value of	$5,751,897	$—

The accompanying notes are an integral part of these financial statements.

Al Frank Funds

STATEMENTS OF OPERATIONS For the Six Months Ended June 30, 2010 (Unaudited)

		Al Frank
	Al Frank	Dividend
	Fund	Value Fund
INVESTMENT INCOME
Income
Dividends (Net of withholding taxes of $328 and $1,773, respectively)	$863,765	$206,558
Interest	3,122	503
Securities lending	65,457	—
Total income	932,344	207,061
Expenses
Advisory fees (Note 4)	582,405	81,852
Distribution fees - Investor Class (Note 6)	138,969	19,788
Transfer agent fees and expenses (Note 4)	87,027	25,997
Administration fees (Note 4)	59,828	7,896
Fund accounting fees (Note 4)	26,859	18,352
Reports to shareholders	19,155	2,410
Registration expense	14,346	12,564
Audit fees	13,339	9,769
Custody fees (Note 4)	5,974	1,838
Insurance	4,551	2,005
Trustee fees	4,320	3,392
Legal fees	4,249	3,681
Miscellaneous	4,061	2,140
Chief Compliance Officer fee (Note 4)	3,467	2,473
Total expenses	968,550	194,157
Less: Expenses waived by advisor (Note 4)	(107,399)	(32,766)
Net expenses	861,151	161,391
Net investment income	71,193	45,670
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain/(loss) on investments	4,866,699	(54,062)
Net change in unrealized appreciation on investments	(10,631,811)	(1,093,144)
Net realized and unrealized loss on investments	(5,765,112)	(1,147,206)
Net decrease in net assets resulting from operations	$(5,693,919)	$(1,101,536)

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2010	Year Ended
	(Unaudited)	December 31, 2009
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$71,193	$817,646
Net realized gain/(loss) on investments
Affiliates	—	(6,594,199)
Non-Affiliates	4,866,699	55,965
Net change in unrealized appreciation/(depreciation) on investments	(10,631,811)	39,960,600
Net increase/(decrease) in net assets resulting from operations	(5,693,919)	34,240,012

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Investor Class	—	(781,665)
Advisor Class	—	(49,994)
Total distributions to shareholders	—	(831,659)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from net change in outstanding shares (a)	(16,778,723)	(18,117,706)
Total increase/(decrease) in net assets	(22,472,642)	15,290,647

NET ASSETS
Beginning of period	121,939,914	106,649,267
End of period	$99,467,272	$121,939,914
Accumulated net investment income	$147,938	$76,745

(a)	A summary of share transactions is as follows:

Investor Class
	Six Months Ended
	June 30, 2010		Year Ended
	(Unaudited)		December 31, 2009
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	106,477	$2,578,285	507,640	$9,166,957
Shares issued on reinvestment of distributions	—	—	33,119	750,814
Shares redeemed*	(771,702)	(18,341,619)	(1,467,972)	(28,409,185)
Net decrease	(665,225)	$(15,763,334)	(927,213)	$(18,491,414)
* Net of redemption fees of		$1,184		$8,442

Advisor Class
	Six Months Ended
	June 30, 2010		Year Ended
	(Unaudited)		December 31, 2009
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	13,633	$323,803	54,979	$994,932
Shares issued on reinvestment of distributions	—	—	2,192	49,736
Shares redeemed*	(54,123)	(1,339,192)	(35,742)	(670,960)
Net increase/(decrease)	(40,490)	$(1,015,389)	21,429	$373,708
* Net of redemption fees of		$103		$—

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2010	Year Ended
	(Unaudited)	December 31, 2009
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$45,670	$176,414
Net realized loss on investments	(54,062)	(1,502,552)
Net change in unrealized appreciation/(depreciation) on investments	(1,093,144)	4,599,233
Net increase/(decrease) in net assets resulting from operations	(1,101,536)	3,273,095

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Investor Class	—	(172,985)
Advisor Class	—	(7,461)
Total distributions to shareholders	—	(180,446)

CAPITAL SHARE TRANSACTIONS
Net increase/(decrease) in net assets derived from net change in outstanding shares (a)	976,953	(1,386,549)
Total increase/(decrease) in net assets	(124,583)	1,706,100

NET ASSETS
Beginning of period	16,236,245	14,530,145
End of period	$16,111,662	$16,236,245
Accumulated net investment income	$53,279	$7,609

(a)	A summary of share transactions is as follows:

Investor Class
	Six Months Ended
	June 30, 2010		Year Ended
	(Unaudited)		December 31, 2009
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	271,974	$2,819,416	140,049	$1,221,350
Shares issued on reinvestment of distributions	—	—	16,574	165,737
Shares redeemed*	(173,775)	(1,787,308)	(355,953)	(3,016,108)
Net increase/(decrease)	98,199	$1,032,108	(199,330)	$(1,629,021)
* Net of redemption fees of		$1,051		$539

Advisor Class
	Six Months Ended
	June 30, 2010		Year Ended
	(Unaudited)		December 31, 2009
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	9	$100	41,266	$283,619
Shares issued on reinvestment of distributions	—	—	748	7,460
Shares redeemed*	(5,180)	(55,255)	(5,163)	(48,607)
Net increase/(decrease)	(5,171)	$(55,155)	36,851	$242,472
* Net of redemption fees of		$—		$52

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Investor Class
	Six Months Ended
	June 30, 2010		Year Ended December 31,
	(Unaudited)		2009	2008	2007	2006	2005
Net asset value, beginning of period	$23.24		$17.33	$30.98	$32.84	$30.46	$28.44

Income from investment operations:
Net investment income/(loss)	0.01	^	0.14 ^	0.14 ^	0.04 ^	(0.09)^	(0.17)^
Net realized and unrealized gain/(loss) on investments	(1.35)		5.93	(13.65)	1.34	3.16	3.30
Total from investment operations	(1.34)		6.07	(13.51)	1.38	3.07	3.13

Less distributions:
From net investment income	—		(0.16)	(0.14)	(0.05)	—	—
From net realized gain on investments	—		—	—	(3.19)	(0.70)	(1.12)
	—		(0.16)	(0.14)	(3.24)	(0.70)	(1.12)

Redemption fees retained	0.00	^#	0.00 ^#	0.00 ^#	0.00 ^#	0.01 ^	0.01 ^

Net asset value, end of period	$21.90		$23.24	$17.33	$30.98	$32.84	$30.46

Total return	-5.77	%+	35.02%	-43.60%	4.05%	10.09%	11.06%

Ratios/supplemental data:
Net assets, end of period (thousands)	$95,059		$116,326	$102,834	$240,064	$278,559	$264,186
Ratio of expenses to average net assets:
Before expense waiver	1.67	%**	1.67%	1.65%	1.58%	1.62%	1.63%
After expense waiver	1.49	%**	1.49%	1.49%	1.49%	1.62%	1.63%
Ratio of net investment income/(loss) to average net assets:
Before expense waiver	(0.07	)%**	0.54%	0.39%	0.02%	(0.29%)	(0.57%)
After expense waiver	0.11	%**	0.72%	0.55%	0.11%	(0.29%)	(0.57%)
Portfolio turnover rate	9.90	%+	8.43%	6.19%	1.70%	17.75%	3.84%

**	Annualized.
+	Not annualized.
^	Based on average shares outstanding.
#	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Advisor Class
	Six Months Ended					April 30, 2006*
	June 30, 2010		Year Ended December 31,			Through
	(Unaudited)		2009	2008	2007	December 31, 2006
Net asset value, beginning of period	$23.27		$17.35	$31.05	$32.90	$33.42

Income from investment operations:
Net investment income/(loss)	0.04	^	0.19 ^	0.21 ^	0.13 ^	(0.06	)^
Net realized and unrealized gain/(loss) on investments	(1.36)		5.94	(13.70)	1.34	0.24
Total from investment operations	(1.32)		6.13	(13.49)	1.47	0.18

Less distributions:
From net investment income	—		(0.21)	(0.22)	(0.14)	—
From net realized gain on investments	—		—	—	(3.19)	(0.70)
	—		(0.21)	(0.22)	(3.33)	(0.70)

Redemption fees retained	0.00	^#	—	0.01 ^	0.01 ^	0.00	^#

Net asset value, end of period	$21.95		$23.27	$17.35	$31.05	$32.90

Total return	-5.67	%+	35.36%	-43.41%	4.35%	0.52	%+

Ratios/supplemental data:
Net assets, end of period (thousands)	$4,408		$5,614	$3,815	$8,078	$6,468
Ratio of expenses to average net assets:
Before expense waiver	1.42	%**	1.42%	1.40%	1.33%	1.45	%**
After expense waiver	1.24	%**	1.24%	1.24%	1.24%	1.45	%**
Ratio of net investment income/(loss) to average net assets:
Before expense waiver	0.18	%**	0.79%	0.65%	0.28%	(0.28	%)**
After expense waiver	0.36	%**	0.97%	0.81%	0.37%	(0.28	%)**
Portfolio turnover rate	9.90	%+	8.43%	6.19%	1.70%	17.75	%+

*	Commencement of operations.
**	Annualized.
+	Not annualized.
^	Based on average shares outstanding.
#	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Investor Class
	Six Months Ended
	June 30, 2010		Year Ended December 31,
	(Unaudited)		2009	2008	2007	2006	2005
Net asset value, beginning of period	$10.15		$8.25	$13.02	$13.33	$11.89	$11.06

Income from investment operations:
Net investment income	0.03		0.11 ^	0.11 ^	0.06 ^	0.07 ^	0.04 ^
Net realized and unrealized gain/(loss) on investments	(0.66)		1.90	(4.76)	0.23	1.72	0.83
Total from investment operations	(0.63)		2.01	(4.65)	0.29	1.79	0.87

Less distributions:
From net investment income	—		(0.11)	(0.12)	(0.06)	(0.07)	(0.03)
From net realized gain on investments	—		—	(0.00)#	(0.54)	(0.28)	(0.02)
	—		(0.11)	(0.12)	(0.60)	(0.35)	(0.05)

Redemption fees retained	0.00	^#	0.00 ^#	0.00 ^#	0.00 ^#	0.00 ^#	0.01 ^

Net asset value, end of period	$9.52		$10.15	$8.25	$13.02	$13.33	$11.89

Total return	-6.21	%+	24.41%	-35.66%	2.13%	15.05%	7.95%

Ratios/supplemental data:
Net assets, end of period (thousands)	$15,631		$15,672	$14,374	$27,746	$30,171	$25,950
Ratio of expenses to average net assets:
Before expense waiver	2.38	%**	2.50%	2.32%	2.12%	2.07%	2.13%
After expense waiver	1.98	%**	1.98%	1.98%	1.98%	1.98%	1.98%
Ratio of net investment income to average net assets:
Before expense waiver	0.15	%**	0.69%	0.65%	0.27%	0.43%	0.17%
After expense waiver	0.55	%**	1.21%	0.99%	0.41%	0.52%	0.33%
Portfolio turnover rate	23.58	%+	2.17%	3.61%	4.49%	7.77%	8.83%

**	Annualized.
+	Not annualized.
^	Based on average shares outstanding.
#	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Advisor Class
	Six Months Ended					April 30, 2006*
	June 30, 2010		Year Ended December 31,			Through
	(Unaudited)		2009	2008	2007	December 31, 2006
Net asset value, beginning of period	$10.12		$8.22	$12.99	$13.32	$13.18

Income from investment operations:
Net investment income	0.04		0.12 ^	0.14 ^	0.08 ^	0.10	^
Net realized and unrealized gain/(loss) on investments	(0.66)		1.92	(4.76)	0.22	0.42
Total from investment operations	(0.62)		2.04	(4.62)	0.30	0.52

Less distributions:
From net investment income	—		(0.14)	(0.15)	(0.10)	(0.10)
From net realized gain on investments	—		—	(0.00)#	(0.54)	(0.28)
	—		(0.14)	(0.15)	(0.64)	(0.38)

Redemption fees retained	—		0.00 ^#	—	0.01 ^	0.00	^#

Net asset value, end of period	$9.50		$10.12	$8.22	$12.99	$13.32

Total return	-6.13	%+	24.79%	-35.48%	2.26%	3.95	%+

Ratios/supplemental data:
Net assets, end of period (thousands)	$481		$565	$156	$177	$671
Ratio of expenses to average net assets:
Before expense waiver	2.17	%**	2.25%	2.07%	1.87%	1.86	%**
After expense waiver	1.73	%**	1.73%	1.73%	1.73%	1.73	%**
Ratio of net investment income to average net assets:
Before expense waiver	0.35	%**	0.86%	0.95%	0.44%	1.00	%**
After expense waiver	0.79	%**	1.38%	1.28%	0.58%	1.13	%**
Portfolio turnover rate	23.58	%+	2.17%	3.61%	4.49%	7.77	%+

*	Commencement of operations.
**	Annualized.
+	Not annualized.
^	Based on average shares outstanding.
#	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

Al Frank Funds

NOTES TO FINANCIAL STATEMENTS at June 30, 2010 (Unaudited)

NOTE 1 – ORGANIZATION

The Al Frank Fund and the Al Frank Dividend Value Fund (the “Funds”) are each diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company.  The investment objective of the Al Frank Fund is to seek growth of capital, which it attempts to achieve by investing in out of favor and undervalued equity securities. The investment objective of the Al Frank Dividend Value Fund is long-term total return from both capital appreciation and, secondarily, dividend income, which it seeks to achieve by investing in dividend-paying equity securities that it believes are out of favor and undervalued. The Al Frank Fund Investor and Advisor Classes commenced operations on January 2, 1998 and April 30, 2006, respectively.  The Al Frank Dividend Value Fund Investor and Advisor Classes commenced operations on September 30, 2004 and April 30, 2006, respectively.

Prior to April 30, 2006, the shares of the Funds had no specific class designation.  As of that date, all of the then outstanding shares were redesignated as Investor Class Shares.  As part of its multiple class plan, the Funds now also offer Advisor Class Shares.  Because the fees and expenses vary between the Investor Class Shares and the Advisor Class Shares, performance will vary with respect to each class.  Under normal conditions, the Advisor Class Shares are expected to have lower expenses than the Investor Class Shares which will result in higher total returns.

Advisor Class Shares are offered primarily to qualified registered investment advisors, financial advisors and investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations.  Advisor Class Shares may be purchased through certain financial intermediaries and mutual fund supermarkets that charge their customers transaction or other fees with respect to their customers’ investment in the Funds.  The Funds may also be purchased by qualified investors directly through the Funds’ Transfer Agent.  Wrap account programs established with broker-dealers or financial intermediaries may purchase Advisor Class Shares only if the program for which the shares are being acquired will not require the Funds to pay any type of distribution or administration payment to any third-party.  A registered investment advisor may aggregate all client accounts investing in the Funds to meet the Advisor Class Shares investment minimum.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes:  It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2006 – 2008, or expected to be taken in the Funds’ 2009 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and the state of Arizona; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Security Transactions, Income and Distributions:  Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Al Frank Funds

NOTES TO FINANCIAL STATEMENTS at June 30, 2010 (Unaudited), Continued

The Funds distribute substantially all net investment income, if any, and net realized capital gains, if any, annually.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differs from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of each Fund’s shares based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

D.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

F.
REITs:  The Funds have made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations.  It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion being designated as a return of capital.  The Funds intend to include the gross dividends from such REITs in its annual distributions to its shareholders and, accordingly, a portion of the Funds’ distributions may also be designated as a return of capital.

G.
Redemption Fees:  The Funds charge a 2% redemption fee to shareholders who redeem shares held for 60 days or less.  Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

H.
Derivatives:  The Funds have adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification (“FASB ASC”).  The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

During the six months ended June 30, 2010, the Funds did not hold any derivative instruments.

I.
Events Subsequent to the Fiscal Period End:  The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.

Management has evaluated fund related events and transactions that occurred subsequent to June 30, 2010.  There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Al Frank Funds

NOTES TO FINANCIAL STATEMENTS at June 30, 2010 (Unaudited), Continued

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – The Funds’ investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in other mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

Short-Term Notes – Short-term notes having a maturity of less than 60 days are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Al Frank Funds

NOTES TO FINANCIAL STATEMENTS at June 30, 2010 (Unaudited), Continued

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of June 30, 2010:

Al Frank Fund
	Level 1	Level 2	Level 3	Total
Equity
Commercial Services	$481,050	$—	$—	$481,050
Communications	700,500	—	—	700,500
Consumer Durables	5,255,940	—	—	5,255,940
Consumer Non-Durables	3,280,560	—	—	3,280,560
Consumer Services	3,202,980	—	—	3,202,980
Distribution Services	2,928,330	—	—	2,928,330
Electronic Technology	19,614,254	—	—	19,614,254
Energy Minerals	8,173,505	—	—	8,173,505
Finance	10,463,452	—	—	10,463,452
Health Services	2,812,540	—	—	2,812,540
Health Technology	6,342,360	—	—	6,342,360
Industrial Services	3,469,910	—	—	3,469,910
Non-Energy Minerals	2,726,543	—	—	2,726,543
Process Industries	4,502,760	—	—	4,502,760
Producer Manufacturing	5,092,503	—	—	5,092,503
Retail Trade	4,971,610	—	—	4,971,610
Technology Services	4,006,370	—	—	4,006,370
Transportation	4,830,315	—	—	4,830,315
Utilities	602,680	—	—	602,680
Total Equity	93,458,162	—	—	93,458,162
Short-Term Investments	12,578,430	—	—	12,578,430
Total Investments in Securities	$106,036,592	$—	$—	$106,036,592

Al Frank Dividend Value Fund
	Level 1	Level 2	Level 3	Total
Equity
Communications	$187,734	$—	$—	$187,734
Consumer Durables	771,085	—	—	771,085
Consumer Non-Durables	1,226,231	—	—	1,226,231
Consumer Services	853,632	—	—	853,632
Distribution Services	440,910	—	—	440,910
Electronic Technology	2,028,331	—	—	2,028,331
Energy Minerals	1,356,440	—	—	1,356,440
Finance	1,834,731	—	—	1,834,731
Health Technology	923,203	—	—	923,203
Industrial Services	507,685	—	—	507,685
Non-Energy Minerals	563,583	—	—	563,583
Process Industries	615,166	—	—	615,166
Producer Manufacturing	1,295,750	—	—	1,295,750
Retail Trade	934,211	—	—	934,211
Technology Services	638,502	—	—	638,502
Transportation	873,087	—	—	873,087
Utilities	178,332	—	—	178,332
Total Equity	15,228,613	—	—	15,228,613
Short-Term Investments	885,783	—	—	885,783
Total Investments in Securities	$16,114,396	$—	$—	$16,114,396

Al Frank Funds

NOTES TO FINANCIAL STATEMENTS at June 30, 2010 (Unaudited), Continued

New Accounting Pronouncement – In January 2010, the FASB issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” (“ASU”).  The ASU requires enhanced disclosures about a) transfers into and out of Levels 1 and 2, and b) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements.  The first disclosure is effective for the first reporting period beginning after December 15, 2009, and for interim periods within those fiscal years.  There were no significant transfers into and out of Levels 1 and 2 during the current period presented.

The second disclosure will become effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact this disclosure may have on the Funds’ financial statements.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER AGREEMENTS

For the six months ended June 30, 2010, Al Frank Asset Management, Inc. (the “Advisor”) provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of each Fund. For the six months ended June 30, 2010, the Al Frank Fund and the Al Frank Dividend Value Fund incurred $582,405 and $81,852, respectively, in advisory fees.

The Funds are responsible for their own operating expenses.  For the six months ended June 30, 2010, the Advisor agreed to reduce fees payable to it by the Funds and to pay the Funds’ operating expenses to the extent necessary to limit the Al Frank Fund’s Investor Class aggregate annual operating expenses to 1.49% of average daily net assets and Advisor Class aggregate annual operating expenses to 1.24% of average daily net assets, and the Al Frank Dividend Value Fund’s Investor Class aggregate annual operating expenses to 1.98% of average daily net assets and Advisor Class aggregate annual operating expenses to 1.73% of average daily net assets.  Any such reduction made by the Advisor in its fees or payment of expenses which are a Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of each Fund’s operations.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the six months ended June 30, 2010, the Advisor reduced its fees and absorbed Fund expenses in the amount of $107,399 and $32,766 for the Al Frank Fund and the Al Frank Dividend Value Fund, respectively. Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

Al Frank Fund		Al Frank Dividend Value Fund
Year	Amount	Year	Amount
2010	$249,714	2010	$45,435
2011	291,000	2011	73,930
2012	203,579	2012	75,653
2013	107,399	2013	32,766
	$851,692		$227,784

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  U.S. Bancorp Fund Services, LLC also serves as the fund accountant and transfer agent to the Funds. U.S. Bank N.A., an affiliate of U.S. Bancorp Fund Services, serves as the Funds’ custodian.  For the six months ended June 30, 2010, the Al Frank Fund and the Al Frank Dividend Value Fund incurred the following expenses for administration, fund accounting, transfer agency, and custody:

Al Frank Funds

NOTES TO FINANCIAL STATEMENTS at June 30, 2010 (Unaudited), Continued

	Al Frank Fund	Al Frank Dividend Value Fund
Administration	$59,828	$7,896
Fund accounting	26,859	18,352
Transfer agency (a)	33,070	18,054
Custody	5,974	1,838

(a) Does not include out-of-pocket expenses and sub-transfer agency fees.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Funds are also employees of the Administrator.

For the six months ended June 30, 2010, the Al Frank Fund and the Al Frank Dividend Value Fund were allocated $3,467 and $2,473, respectively, of the Chief Compliance Officer fee.

NOTE 5 – OTHER AFFILIATES

Investments representing 5% or more of the outstanding securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. The aggregate market value of all securities of affiliated companies as of June 30, 2010 amounted to $390,320 representing 0.39% of net assets. Transactions during the six months ended June 30, 2010 in the Al Frank Fund in which the issuer was an “affiliated person” are as follows:

Smith-Midland Corp.
Beginning Shares	287,000
Beginning Cost	$253,926
Purchase Cost	—
Sales Cost	—
Ending Cost	$253,926
Ending Shares	287,000
Dividend Income	$—
Net Realized Gain/(Loss)	$—

NOTE 6 – DISTRIBUTION COSTS

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only. The Plan permits the Funds to pay for distribution and related expenses at an annual rate of up to 0.25% of each Fund’s Investor Class average daily net assets.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  Pursuant to a distribution coordination agreement adopted under the Plan, distribution fees are paid to the Advisor as “Distribution Coordinator”.  For the six months ended June 30, 2010, the Al Frank Fund – Investor Class and the Al Frank Dividend Value Fund – Investor Class paid the Distribution Coordinator $138,969 and $19,788, respectively.

NOTE 7 – PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2010, the cost of purchases and the proceeds from sales of securities, excluding short-term securities for the Al Frank Fund, were $10,971,727 and $31,736,622, respectively.

For the six months ended June 30, 2010, the cost of purchases and the proceeds from sales of securities, excluding short-term securities for the Al Frank Dividend Value Fund, were $4,201,316 and $3,670,279, respectively.

Al Frank Funds

NOTES TO FINANCIAL STATEMENTS at June 30, 2010 (Unaudited), Continued

NOTE 8 – LINES OF CREDIT

The Al Frank Fund and the Al Frank Dividend Value Fund have lines of credit in the amount of $21,700,000 and $3,300,000, respectively.  These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Funds’ custodian, U.S. Bank N.A.  During the six months ended June 30, 2010, the Funds did not draw upon their lines of credit.

NOTE 9 – SECURITIES LENDING

The Al Frank Fund has entered into a securities lending arrangement with Morgan Stanley Securities Servicing Inc. (the “Borrower”).  Under the terms of the agreement, the Fund is authorized to loan securities to the Borrower.  In exchange, the Fund receives cash collateral in the amount of at least 102% of the value of the securities loaned.  The cash collateral is invested in short-term instruments as noted in the Fund’s Schedule of Investments.  Securities lending income is disclosed in the Fund’s Statement of Operations.  Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the Borrower fails to return them.  The agreement provides that the Fund receives a guaranteed amount in securities lending revenue annually.

As of June 30, 2010, the value of securities loaned and collateral held by the Al Frank Fund are as follows:

Market Value of
Securities Loaned	Collateral
$5,751,897	$5,849,619

NOTE 10 – INCOME TAXES

Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of distributions received from real estate investment trusts, wash sale losses deferred, and losses realized subsequent to October 31 on the sale of securities.

The tax character of distributions paid during the six months ended June 30, 2010 and the year ended December 31, 2009 for the Funds was as follows:

	Al Frank Fund		Al Frank Dividend Value Fund
	2010	2009	2010	2009
Ordinary income	$—	$831, 659	$—	$180,446

Ordinary income distributions may include dividends paid from short-term capital gains.

As of December 31, 2009, the Funds’ most recently completed fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

		Al Frank
	Al Frank Fund	Dividend Value Fund
Cost of investments (a)	$100,650,677	$14,594,761
Gross unrealized appreciation	38,643,250	3,376,979
Gross unrealized depreciation	(10,045,967)	(1,732,433)
Net unrealized appreciation	28,597,283	1,644,546
Undistributed ordinary income	75,580	7,609
Undistributed long-term capital gain	—	—
Total distributable earnings	75,580	7,609
Other accumulated gains/(losses)	(8,786,554)	(2,183,093)
Total accumulated earnings/(losses)	$19,886,309	$(530,938)

(a)The difference between book-basis and tax-basis cost is attributable primarily to the tax deferral of losses on wash sales.

Al Frank Funds

NOTES TO FINANCIAL STATEMENTS at June 30, 2010 (Unaudited), Continued

At December 31, 2009, the Al Frank Fund deferred on a tax basis post-October losses of $138,048.

The Al Frank Fund and the Al Frank Dividend Value Fund had tax capital losses which may be carried over to offset future gains.  Such losses expire as follows:

Al Frank Fund		Al Frank Dividend Value Fund
Year	Amount	Year	Amount
2016	$1,787,918	2016	$516,237
2017	6,860,588	2017	1,666,856
	$8,648,506		$2,183,093

Al Frank Funds

NOTICE TO SHAREHOLDERS at June 30, 2010 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 888.263.6443 or on the U.S. Securities and Exchange Commission’s (SEC’s) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30, 2010

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2010 is available without charge, upon request, by calling 888.263.6443.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 202.551.8090.

Information included in the Funds’ Form N-Q is also available by calling 888.263.6443.

(This Page Intentionally Left Blank.)

Advisor
Al Frank Asset Management, Inc.
32392 Coast Highway, Suite 260
Laguna Beach, CA  92651
alfrankfunds.com

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
888.263.6443

Custodian
U.S. Bank N.A.
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
75 East 55th Street
New York, NY  10022

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.  Statements and other information herein are dated and are subject to change.

If you have any questions or need help with your account,
call our customer service team at:

888.263.6443

The Al Frank Funds Web site contains resources for both
current and potential shareholders, including:

•	Performance through the most recent quarter and month end
•	Applications, including new account forms, IRA and IRA transfer forms
•	Electronic copies of the Prospectus, Annual Report and Semi-Annual Report

All of this information and more is available at:

alfrankfunds.com

Must be preceded or accompanied by a prospectus. Please
refer to the prospectus for important information about
the investment company, including investment objectives,
risks, charges and expenses.

Small company investing involves greater volatility,
limited liquidity and other risks.

Distributed by Quasar Distributors, LLC. 8/10

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedules of Investments.

(a)	Schedules of Investments are included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President

Date    8/31/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President

Date    8/31/10

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date    8/31/10

* Print the name and title of each signing officer under his or her signature.